UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-7986

                          The Alger Institutional Fund
                          ----------------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                              MR. GREGORY S. DUCH
                          FRED ALGER MANAGEMENT, INC.
                                111 FIFTH AVENUE
                               NEW YORK, NY 10003
                            ------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800
                                                    ------------

Date of fiscal year end:                 October 31
Date of reporting period:                April 30, 2003

Item 1. REPORTS TO STOCKHOLDERS


                                    THE ALGER
                               INSTITUTIONAL FUND
                      (FORMERLY THE ALGER RETIREMENT FUND)


                    ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO
                          ALGER SMALL CAP INSTITUTIONAL PORTFOLIO
                      ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO
               ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
                           ALGER BALANCED INSTITUTIONAL PORTFOLIO
        ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO






                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2003
                                   (UNAUDITED)

                                     [LOGO]

Dear Shareholders,

                                                                   June 16, 2003


      Slow, steady economic growth; reliable consumers; tentative corporations; and war. That is the short answer to the question: what happened during the six months ended April 30? The last two months of 2002 saw the equity markets recover from their lows of October 9, though a significant portion of those gains were in technology stocks and were then given up in the first weeks of 2003 because the fundamentals had not yet improved.

      However, throughout this period, the economy remained in a steady growth pattern. It was not a dramatic period. Consumer spending accounted for most of the economic growth. Consumers were aided by historically low interest rates, already well below 4% on the 10-year note by April and continually decreasing thereafter. Low rates led to another wave of mortgage refinancing, which put more money in people's pockets. That refinancing boom, combined with increased federal spending, tax cuts, and a Federal Reserve that has kept short-term rates very low, buoyed consumer spending during a time of weak employment, tentative companies, and tumultuous international affairs.

      A cold and snowy February of 2003 combined with rising tension and concern about Iraq dampened economic activity across the board. Consumers pared back purchases on certain items, and companies were loathe to undertake capital expenditures ahead of the war. As a result, the economy grew at an annual rate of less than 2% for the first quarter of 2003. However, when it became clear in early March that war was inevitable, the markets rallied. It is often said that the markets hate uncertainty. The rally that began in March was certainly a testament to that notion. The markets seesawed during the uncertain first days of the war, but then resumed their upward movement as Saddam Hussein's regime crumbled. The result was that from November 1, 2002 through April 30, 2003, the Dow rose 2.1%, the S&P 500 was up 4.5%, and the NASDAQ gained 10.1%.

      Now, for the first time in over two years, Wall Street has begun to look to the future. Companies that can show healthy balance sheets and an ability to improve productivity and expand their businesses are becoming attractive to investors. That is as it should be, but it has not been the case for quite a while. The markets and the country in general are beginning to emerge from two years that included a recession, terrorism, war, and corporate scandals. Sentiment has slowly been shifting away from fear and toward guarded hope. That shift should lead to support for higher levels for the equity markets. That does not mean a return to irrational exuberance, but it does mean a more balanced market where good companies and good stock picking are rewarded.

      Respectfully submitted,

      /s/ Dan C. Chung

      Dan C. Chung
      Chief Investment Officer

THE ALGER INSTITUTIONAL FUND                                                 -2-
ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2003


    SHARES     COMMON STOCKS--95.2%                                     VALUE
   ---------                                                           --------

               AUTOMOTIVE--1.6%
      26,700   Harley-Davidson, Inc. ............................... $ 1,186,548
                                                                     -----------
               BANKS--1.1%
      32,150   Mellon Financial Corporation ........................     850,367
                                                                     -----------
               BIOTECHNOLOGY--4.0%
      17,888   Amgen Inc.* .........................................   1,096,713
      30,700   Biogen, Inc.* .......................................   1,166,293
      18,500   Genzyme Corp.--General Division* ....................     745,180
                                                                     -----------
                                                                       3,008,186
                                                                     -----------
               COMMERCIAL SERVICES & SUPPLIES--1.9%
     103,400   Concord EFS, Inc.* ..................................   1,430,022
                                                                     -----------
               COMMUNICATION EQUIPMENT--5.3%
     132,500   Cisco Systems, Inc.* ................................   1,992,800
     119,575   Nokia Corporation, ADR ..............................   1,981,358
                                                                     -----------
                                                                       3,974,158
                                                                     -----------
               COMPUTERS & PERIPHERALS--5.0%
      50,175   Dell Computer Corporation* ..........................   1,450,559
     138,700   EMC Corporation* ....................................   1,260,783
     320,500   Sun Microsystems, Inc.* .............................   1,057,650
                                                                     -----------
                                                                       3,768,992
                                                                     -----------
               DIVERSIFIED FINANCIALS--4.0%
      15,900   Affiliated Managers Group, Inc.*+ ...................     736,329
      38,675   Citigroup Inc. ......................................   1,517,994
      19,200   Merrill Lynch & Co., Inc. ...........................     788,160
                                                                     -----------
                                                                       3,042,483
                                                                     -----------
               ENERGY EQUIPMENT & SERVICES--.5%
      10,300   BJ Services Company* ................................     376,053
                                                                     -----------
               FREIGHT & LOGISTICS--1.8%
      22,300   FedEx Corp. .........................................   1,335,324
                                                                     -----------
               HEALTH CARE EQUIPMENT & SUPPLIES--4.7%
      27,850   Alcon, Inc.*+ .......................................   1,226,793
      27,775   Boston Scientific Corporation* ......................   1,195,714
      23,850   Zimmer Holdings, Inc.* ..............................   1,118,565
                                                                     -----------
                                                                       3,541,072
                                                                     -----------
               HEALTH CARE PROVIDERS & SERVICES--3.0%
      38,150   HCA Inc. ............................................   1,224,615
      11,550   UnitedHealth Group Incorporated .....................   1,064,101
                                                                     -----------
                                                                       2,288,716
                                                                     -----------
               INDUSTRIAL CONGLOMERATES--5.8%
      76,950   General Electric Company ............................   2,266,177
     135,200   Tyco International Ltd. .............................   2,109,120
                                                                     -----------
                                                                       4,375,297
                                                                     -----------

THE ALGER INSTITUTIONAL FUND                                                 -3-
ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           --------

               INSURANCE--3.7%
      16,000   AFLAC Incorporated .................................. $   523,360
      30,550   American International Group, Inc. ..................   1,770,372
      33,400   Travelers Property Casualty Corp. Cl. A .............     542,082
                                                                     -----------
                                                                       2,835,814
                                                                     -----------
               INTERNET & CATALOG RETAIL--4.2%
      14,200   Amazon.com, Inc.* ...................................     407,114
      22,450   eBay Inc.* ..........................................   2,082,687
      24,000   USA Interactive*+ ...................................     718,800
                                                                     -----------
                                                                       3,208,601
                                                                     -----------
               INTERNET SOFTWARE & SERVICES--1.0%
      29,000   Yahoo! Inc.* ........................................     718,620
                                                                     -----------
               MEDIA--3.5%
      48,250   Disney (Walt) Company ...............................     900,345
      41,075   Viacom Inc. Cl. B* ..................................   1,783,066
                                                                     -----------
                                                                       2,683,411
                                                                     -----------
               MULTILINE RETAIL--2.7%
      36,450   Wal-Mart Stores, Inc. ...............................   2,052,864
                                                                     -----------
               OIL & GAS--1.8%
      28,825   Devon Energy Corporation ............................   1,361,981
                                                                     -----------
               PERSONAL PRODUCTS--1.0%
      13,300   Avon Products, Inc. .................................     773,661
                                                                     -----------
               PHARMACEUTICALS--13.1%
      35,450   Abbott Laboratories .................................   1,440,334
      56,600   Bristol-Myers Squibb Company ........................   1,445,564
      36,525   Johnson & Johnson ...................................   2,058,549
      25,000   Merck & Co., Inc. ...................................   1,454,500
      62,860   Pfizer Inc. .........................................   1,932,945
       9,100   Teva Pharmaceutical Industries Ltd. ADR+ ............     424,970
      25,500   Wyeth ...............................................   1,110,015
                                                                     -----------
                                                                       9,866,877
                                                                     -----------
               SEMICONDUCTOR EQUIPMENT & PRODUCTS--6.0%
      24,850   Applied Materials, Inc.* ............................     362,810
     101,300   Intel Corporation ...................................   1,863,920
      32,950   Linear Technology Corporation .......................   1,135,786
     139,370   Taiwan Semiconductor Manufacturing Company
                 Ltd. ADR*+ ........................................   1,166,527
                                                                     -----------
                                                                       4,529,043
                                                                     -----------
               SOFTWARE--9.5%
      96,650   Microsoft Corporation ...............................   2,471,341
     155,600   Oracle Corporation* .................................   1,848,528
      23,750   Synopsys, Inc.* .....................................   1,155,200
      75,700   VERITAS Software Corporation* .......................   1,666,157
                                                                     -----------
                                                                       7,141,226
                                                                     -----------

THE ALGER INSTITUTIONAL FUND                                                 -4-
ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


    SHARES     COMMON STOCKS (CONTINUED)                               VALUE
   ---------                                                          --------

               SPECIALTY RETAIL--7.0%
      46,700   Best Buy Co., Inc.* ................................ $ 1,614,886
     108,400   Gap, Inc.+ .........................................   1,802,692
      40,200   Home Depot, Inc. ...................................   1,130,826
      16,375   Lowe's Companies, Inc. .............................     718,699
                                                                    -----------
                                                                      5,267,103
                                                                    -----------
               WIRELESS TELECOMMUNICATION SERVICES--3.0%
     113,300   Vodafone Group PLC Sponsored ADR+ ..................   2,238,808
                                                                    -----------
               Total Common Stocks
                 (Cost $66,241,174) ...............................  71,855,227
                                                                    -----------

   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--10.7%
   ---------
               U.S. GOVERNMENT & AGENCY OBLIGATIONS--4.8%
  $3,550,000   Federal National Mortgage Association 1.25%, 5/1/03
                 (Cost $3,550,000) ................................   3,550,000
                                                                    -----------

    SHARES         OTHER SHORT-TERM INVESTMENTS--5.9%
   ---------
   4,478,579   Securities Lending Quality Trust
                 (Cost $4,478,579)(b) .............................   4,478,579
                                                                    -----------
               Total Short-Term Investments
                 (Cost $8,028,579) ................................   8,028,579
                                                                    -----------
Total Investments
  (Cost $74,269,753)(a) .................................  105.9%    79,883,806
Liabilities in Excess of Other Assets ...................   (5.9)    (4,435,153)
                                                           -----    -----------
Net Assets ..............................................  100.0%   $75,448,653
                                                           =====    ===========





----------
 *  Non-income producing security.
 +  Securities Partially or Fully on Loan.
(a) At April 30, 2003, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $81,248,972, amounted to $1,365,166 which consisted of aggregate gross unrealized appreciation of $4,650,807 and aggregate gross unrealized depreciation of $6,015,973.
(b) Represents investment of cash collateral received for securities on loan.



                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND                                                 -5-
ALGER SMALL CAP INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2003


    SHARES     COMMON STOCKS--93.0%                                     VALUE
   ---------                                                           --------

               AEROSPACE & DEFENSE--2.2%
      15,050   Alliant Techsystems Inc.* ........................... $   808,486
      38,550   Veridian Corporation* ...............................     732,065
                                                                     -----------
                                                                       1,540,551
                                                                     -----------
               AIR FREIGHT & LOGISTICS--2.6%
      24,700   J.B. Hunt Transport Services, Inc.* .................     853,385
      56,830   Pacer International, Inc.* ..........................     903,597
                                                                     -----------
                                                                       1,756,982
                                                                     -----------
               AUTO COMPONENTS--.4%
       5,050   BorgWarner, Inc. ....................................     296,283
                                                                     -----------
               BANKS--5.2%
      30,300   BankAtlantic Bancorp, Inc. Cl. A ....................     349,056
      38,750   Brookline Bancorp, Inc. .............................     518,088
       8,850   City National Corporation ...........................     364,354
      29,300   Independence Community Bank Corp. ...................     766,195
      15,000   Southwest Bancorporation of Texas, Inc.* ............     509,700
      42,900   UCBH Holdings, Inc. .................................   1,091,376
                                                                     -----------
                                                                       3,598,769
                                                                     -----------
               BEVERAGES--1.2%
      30,450   Constellation Brands, Inc. Cl. A* ...................     816,365
                                                                     -----------
               BIOTECHNOLOGY--4.0%
      17,750   Affymetrix Inc.* ....................................     329,263
      41,050   Alkermes, Inc.* .....................................     409,679
      28,400   BioMarin Pharmaceutical Inc.* .......................     311,832
      14,300   Charles River Laboratories International, Inc.* .....     388,245
      61,500   Millennium Pharmaceuticals, Inc.* ...................     676,500
       6,900   Neurocrine Biosciences, Inc.* .......................     312,225
      12,000   QLT Inc.* ...........................................     139,680
       3,735   Trimeris, Inc.* .....................................     165,797
                                                                     -----------
                                                                       2,733,221
                                                                     -----------
               COMMERCIAL SERVICES & SUPPLIES--10.1%
      26,800   Alliance Data Systems Corporation* ..................     562,800
      62,450   Amdocs Limited* .....................................   1,102,867
      59,260   BISYS Group, Inc. (The)* ............................   1,000,309
      11,430   Career Education Corporation* .......................     687,286
      16,816   ChoicePoint Inc.* ...................................     593,268
      23,250   Corinthian Colleges, Inc.* ..........................   1,064,617
      18,050   Education Management Corporation* ...................     881,201
      15,000   FTI Consulting, Inc.* ...............................     678,750
      11,850   Hewitt Associates, Inc.* ............................     328,364
                                                                     -----------
                                                                       6,899,462
                                                                     -----------

THE ALGER INSTITUTIONAL FUND                                                 -6-
ALGER SMALL CAP INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           --------

               COMMUNICATION EQUIPMENT--1.5%
      23,900   Emulex Corporation* ................................. $   489,711
      13,000   Foundry Networks, Inc.* .............................     141,440
      18,800   NetScreen Technologies, Inc.* .......................     381,264
                                                                     -----------
                                                                       1,012,415
                                                                     -----------
               COMPUTERS & PERIPHERALS--.6%
      41,000   Western Digital Corporation* ........................     382,530
                                                                     -----------
               DIVERSIFIED FINANCIALS--3.5%
      17,850   Affiliated Managers Group, Inc.* ....................     826,634
      26,400   Doral Financial Corp. ...............................   1,056,264
      40,350   First Niagara Financial Group Inc. ..................     490,252
                                                                     -----------
                                                                       2,373,150
                                                                     -----------
               DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
      16,900   Commonwealth Telephone Enterprises, Inc.* ...........     671,775
                                                                     -----------
               ELECTRICAL EQUIPMENT--1.2%
      22,050   AMETEK, Inc. ........................................     831,285
                                                                     -----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
      16,780   Benchmark Electronics, Inc.* ........................     435,441
      10,350   FLIR Systems, Inc.* .................................     539,028
                                                                     -----------
                                                                         974,469
                                                                     -----------
               ENERGY EQUIPMENT & SERVICES--2.4%
      16,600   Cooper Cameron Corporation* .........................     794,476
      25,000   Smith International, Inc.* ..........................     889,000
                                                                     -----------
                                                                       1,683,476
                                                                     -----------
               FOOD PRODUCTS--1.1%
      17,650   American Italian Pasta Company Cl. A* ...............     778,365
                                                                     -----------
               HEALTH CARE EQUIPMENT & SUPPLIES--4.7%
      29,850   CTI Molecular Imaging, Inc.*+ .......................     548,046
      18,600   Edwards Lifesciences Corporation* ...................     536,982
      22,350   Respironics, Inc.* ..................................     858,687
      35,220   STERIS Corporation* .................................     799,494
      25,160   Wright Medical Group, Inc.* .........................     477,536
                                                                     -----------
                                                                       3,220,745
                                                                     -----------
               HEALTH CARE PROVIDERS & SERVICES--3.9%
      30,220   Covance Inc.* .......................................     535,801
      33,400   LifePoint Hospitals, Inc.* ..........................     651,968
      21,650   Mid Atlantic Medical Services, Inc.* ................     942,857
      31,000   VCA Antech, Inc.* ...................................     520,459
                                                                     -----------
                                                                       2,651,085
                                                                     -----------
               HOTELS, RESTAURANTS & LEISURE--4.5%
      56,950   Alliance Gaming Corporation* ........................     909,491
      28,975   Applebee's International, Inc. ......................     793,915
      29,750   California Pizza Kitchen, Inc.* .....................     599,760
      36,600   Station Casinos, Inc.* ..............................     790,926
                                                                     -----------
                                                                       3,094,092
                                                                     -----------

THE ALGER INSTITUTIONAL FUND                                                 -7-
ALGER SMALL CAP INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           --------

               INFORMATION TECHNOLOGY CONSULTING &
                 SERVICES--3.2%
      32,900   Acxiom Corporation* ................................. $   459,284
      19,600   CACI International Inc. Cl. A* ......................     684,628
      14,400   Cognizant Technology Solutions Corporation Cl. A* ...     258,624
      31,950   Manhattan Associates, Inc.* .........................     772,870
                                                                     -----------
                                                                       2,175,406
                                                                     -----------
               INSURANCE--3.7%
      25,750   Arch Capital Group Ltd.* ............................     896,358
      20,900   RenaissanceRe Holdings Ltd. .........................     925,661
      14,975   W. R. Berkley Corporation ...........................     695,439
                                                                     -----------
                                                                       2,517,458
                                                                     -----------
               INTERNET SOFTWARE & SERVICES--.8%
      34,150   Digital Insight Corporation* ........................     551,864
                                                                     -----------
               LEISURE EQUIPMENT & PRODUCTS--1.0%
      25,100   Leapfrog Enterprises, Inc.* .........................     670,170
                                                                     -----------
               MACHINERY--2.7%
      21,600   Actuant Corporation Cl. A* ..........................     801,360
      21,150   AGCO Corporation* ...................................     385,142
      17,250   Pentair, Inc. .......................................     664,815
                                                                     -----------
                                                                       1,851,317
                                                                     -----------
               MEDIA--3.6%
      11,700   Entercom Communications Corp.* ......................     568,503
      15,240   Media General, Inc. Cl. A ...........................     837,590
      31,600   Radio One, Inc. Cl. A* ..............................     490,748
      32,850   TMP Worldwide, Inc.* ................................     550,895
                                                                     -----------
                                                                       2,447,736
                                                                     -----------
               MULTILINE RETAIL--.5%
      19,800   Nordstom, Inc. ......................................     343,134
                                                                     -----------
               OIL & GAS--2.4%
      22,950   Noble Energy, Inc. ..................................     761,940
      22,600   Pogo Producing Company ..............................     894,960
                                                                     -----------
                                                                       1,656,900
                                                                     -----------
               PHARMACEUTICALS--5.6%
      55,100   IVAX Corporation* ...................................     885,457
      24,450   NPS Pharmaceuticals, Inc.* ..........................     465,773
      17,700   Pharmaceutical Resources, Inc.* .....................     777,915
      16,500   Sepracor Inc.* ......................................     315,975
      38,200   SICOR Inc.* .........................................     684,926
      15,150   Taro Pharmaceutical Industries Ltd.* ................     693,264
                                                                     -----------
                                                                       3,823,310
                                                                     -----------
               SEMICONDUCTOR EQUIPMENT & PRODUCTS--6.3%
      19,180   Cymer, Inc.* ........................................     547,589
      52,550   Fairchild Semiconductor International, Inc. Cl. A* ..     623,768
      22,150   Integrated Circuit Systems, Inc.* ...................     481,098

THE ALGER INSTITUTIONAL FUND                                                 -8-
ALGER SMALL CAP INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


    SHARES     COMMON STOCKS (CONTINUED)                               VALUE
   ---------                                                          --------

               SEMICONDUCTOR EQUIPMENT & PRODUCTS (CONTINUED)
      27,750   International Rectifier Corporation* ................ $   627,705
      30,900   Marvell Technology Group Ltd.* ......................     713,141
      15,000   Power Integrations, Inc.* ...........................     331,980
      33,250   Semtech Corporation* ................................     528,675
      20,250   Varian Semiconductor Equipment Associates, Inc.* ....     466,762
                                                                     -----------
                                                                       4,320,718
                                                                     -----------
               SOFTWARE--6.0%
      70,200   Borland Software Corporation* .......................     636,714
      39,300   Business Objects S.A. Sponsored ADR* ................     853,989
      26,100   Documentum, Inc.* ...................................     479,979
      18,775   Fair, Isaac, Incorporation ..........................     977,802
      53,500   J. D. Edwards & Company* ............................     640,930
      11,000   Synopsys, Inc.* .....................................     535,040
                                                                     -----------
                                                                       4,124,454
                                                                     -----------
               SPECIALTY RETAIL--4.4%
      36,700   AnnTaylor Stores Corporation* .......................     868,322
      31,400   Chico's FAS, Inc.* ..................................     764,276
      21,550   Hollywood Entertainment Corporation* ................     382,512
      10,260   Rent-A-Center, Inc.* ................................     658,692
      12,200   Urban Outfitters, Inc.* .............................     363,804
                                                                     -----------
                                                                       3,037,606
                                                                     -----------
               TEXTILES, APPAREL & LUXURY GOODS--1.3%
      20,350   Coach, Inc.* ........................................     885,429
                                                                     -----------
               Total Common Stocks
                 (Cost $57,073,827) ................................  63,720,522
                                                                     -----------

   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--6.4%
  ----------
               U.S. GOVERNMENT & AGENCY OBLIGATIONS
  $4,350,000   Federal National Mortgage Association, 1.25%, 5/1/03
                 (Cost $4,350,000) .................................   4,350,000
                                                                     -----------
Total Investments
  (Cost $61,423,827)(a) .................................   99.4%     68,070,522
Other Assets in Excess of Liabilities ...................    0.6         432,807
                                                           -----     -----------
Net Assets ..............................................  100.0%    $68,503,329
                                                           =====     ===========


-----------
 *  Non-income producing security.
 +  Securities Partially or Fully on Loan.
(a) At April 30, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $61,905,325, amounted to $6,165,197 which consisted of aggregate gross unrealized appreciation of $9,417,278 and aggregate gross unrealized depreciation of $3,252,081.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND                                                 -9-
ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2003


    SHARES     COMMON STOCKS -- 93.8%                                   VALUE
   ---------                                                           --------

               AEROSPACE & DEFENSE--2.0%
     124,875   L-3 Communications Holdings, Inc.* .................. $ 5,544,450
                                                                     -----------
               BANKS--1.0%
     134,100   Synovus Financial Corp. .............................   2,610,927
                                                                     -----------
               BEVERAGES--.5%
      50,825   Constellation Brands, Inc. Cl. A* ...................   1,362,618
                                                                     -----------
               BIOTECHNOLOGY--5.1%
      73,000   Biogen, Inc.* .......................................   2,773,270
      76,400   Genzyme Corp.--General Division* ....................   3,077,392
      87,900   Gilead Sciences, Inc.* ..............................   4,055,706
     135,050   IDEC Pharmaceuticals Corporation* ...................   4,422,887
                                                                     -----------
                                                                      14,329,255
                                                                     -----------
               COMMERCIAL SERVICES & SUPPLIES--8.5%
     454,225   Amdocs Limited* .....................................   8,021,614
     497,275   BISYS Group, Inc. (The)* ............................   8,394,002
     157,350   Corinthian Colleges, Inc.* ..........................   7,205,057
                                                                     -----------
                                                                      23,620,673
                                                                     -----------
               COMMUNICATION EQUIPMENT--4.7%
     536,400   Comverse Technology, Inc.* ..........................   7,010,748
     120,000   Foundry Networks, Inc.* .............................   1,305,600
     746,300   Tellabs, Inc.* ......................................   4,612,134
                                                                     -----------
                                                                      12,928,482
                                                                     -----------
               COMPUTERS & PERIPHERALS--2.1%
      54,155   Lexmark International, Inc. Cl. A* ..................   4,035,089
     140,300   Network Appliance, Inc.* ............................   1,863,184
                                                                     -----------
                                                                       5,898,273
                                                                     -----------
               DIVERSIFIED FINANCIALS--2.3%
     140,429   Affiliated Managers Group, Inc.* ....................   6,503,267
                                                                     -----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--2.4%
     769,600   Flextronics International Ltd.* .....................   6,734,000
                                                                     -----------
               ENERGY EQUIPMENT & SERVICES--1.8%
      69,375   BJ Services Company* ................................   2,532,881
      52,225   Cooper Cameron Corporation* .........................   2,499,489
                                                                     -----------
                                                                       5,032,370
                                                                     -----------
               HEALTH CARE EQUIPMENT & SUPPLIES--3.2%
      69,250   Varian Medical Systems, Inc.* .......................   3,729,805
     110,945   Zimmer Holdings, Inc.* ..............................   5,203,321
                                                                     -----------
                                                                       8,933,126
                                                                     -----------
               HEALTH CARE PROVIDERS & SERVICES--7.3%
     139,800   Aetna Inc. ..........................................   6,962,040
      75,100   Anthem, Inc.* .......................................   5,154,864
     143,600   Laboratory Corporation of America Holdings* .........   4,230,456
     151,350   Omnicare, Inc. ......................................   4,013,802
                                                                     -----------
                                                                      20,361,162
                                                                     -----------

THE ALGER INSTITUTIONAL FUND                                                -10-
ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                          --------

               HOTELS, RESTAURANTS & LEISURE--3.0%
     171,050   Alliance Gaming Corporation* ........................ $ 2,731,669
      69,900   MGM MIRAGE* .........................................   1,986,558
     146,800   Starbucks Corporation* ..............................   3,448,332
                                                                     -----------
                                                                       8,166,559
                                                                     -----------
               INSURANCE--3.9%
      85,850   Lincoln National Corporation ........................   2,743,766
     175,400   Willis Group Holdings Limited .......................   5,470,726
      56,400   W. R. Berkley Corporation ...........................   2,619,216
                                                                     -----------
                                                                      10,833,708
                                                                     -----------
               INTERNET & CATALOG RETAIL--5.1%
     261,800   Amazon.com, Inc.* ...................................   7,505,806
     296,850   NetFlix Inc.*+ ......................................   6,797,865
                                                                     -----------
                                                                      14,303,671
                                                                     -----------
               INTERNET SOFTWARE & SERVICES--3.7%
     401,400   VeriSign, Inc.* .....................................   4,985,388
     207,950   Yahoo! Inc.* ........................................   5,153,001
                                                                     -----------
                                                                      10,138,389
                                                                     -----------
               LEISURE EQUIPMENT & PRODUCTS--2.3%
     243,850   Leapfrog Enterprises, Inc.* .........................   6,510,795
                                                                     -----------
               MEDIA--5.9%
     105,785   Entercom Communications Corp.* ......................   5,140,093
      76,400   McClatchy Company Cl. A .............................   4,477,040
     698,600   XM Satellite Radio Holdings Inc. Cl. A*+ ............   6,755,462
                                                                     -----------
                                                                      16,372,595
                                                                     -----------
               OIL & GAS--3.6%
     136,575   EOG Resources, Inc. .................................   5,105,174
     136,500   Valero Energy Corporation ...........................   5,016,375
                                                                     -----------
                                                                      10,121,549
                                                                     -----------
               PHARMACEUTICALS--4.1%
      35,550   Allergan, Inc. ......................................   2,497,388
      94,900   Mylan Laboratories Inc. .............................   2,682,823
      83,700   Teva Pharmaceutical Industries Ltd. ADR .............   3,908,790
      76,675   Watson Pharmaceuticals Inc.* ........................   2,228,942
                                                                     -----------
                                                                      11,317,943
                                                                     -----------
               SEMICONDUCTOR EQUIPMENT & PRODUCTS--5.8%
     124,200   Altera Corporation* .................................   1,963,602
     338,600   Fairchild Semiconductor International, Inc. Cl. A* ..   4,019,182
      72,925   International Rectifier Corporation* ................   1,649,563
     161,050   Intersil Corporation Cl. A* .........................   2,979,425
      43,300   Novellus Systems, Inc.* .............................   1,214,132
     333,450   Photronics, Inc.* ...................................   4,191,466
                                                                     -----------
                                                                      16,017,370
                                                                     -----------

THE ALGER INSTITUTIONAL FUND                                                -11-
ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           --------

               SOFTWARE--7.2%
     236,450   BEA Systems, Inc.* .................................. $ 2,532,379
     169,300   BMC Software, Inc.* .................................   2,525,956
      97,200   Fair, Isaac Corporation .............................   5,062,176
      66,000   Intuit Inc.* ........................................   2,559,480
     233,000   Legato Systems, Inc.* ...............................   1,379,360
      69,400   Synopsys, Inc.* .....................................   3,375,616
     116,600   Take-Two Interactive Software, Inc.* ................   2,623,500
                                                                     -----------
                                                                      20,058,467
                                                                     -----------
               SPECIALTY RETAIL--7.2%
     146,500   AnnTaylor Stores Corporation* .......................   3,466,190
     165,200   Best Buy Co., Inc.* .................................   5,712,616
     149,950   Chico's FAS, Inc.* ..................................   3,649,783
     287,350   PETsMART, Inc.* .....................................   4,347,605
      99,250   Urban Outfitters, Inc.* .............................   2,959,635
                                                                     -----------
                                                                      20,135,829
                                                                     -----------
               TRADING COMPANIES & DISTRIBUTORS--1.1%
      67,045   W. W. Grainger, Inc. ................................   3,094,127
                                                                     -----------

               Total Common Stocks
                 (Cost $239,799,298) ............................... 260,929,605
                                                                     -----------

   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--6.2%
  ----------
               U.S. GOVERNMENT & AGENCY OBLIGATIONS $17,050,000 Federal National
 Mortgage Association, 1.25%, 5/1/03
                 (Cost $17,050,000) ................................  17,050,000
                                                                     -----------
Total Investments
  (Cost $256,849,298)(a) ................................  100.0%    277,979,605
Other Assets In Excess of Liabilities ...................    0.0         108,972
                                                           -----    ------------
Net Assets ..............................................  100.0%   $278,088,577
                                                           =====    ============




-----------
 *  Non-income producing security.
 +  Securities Partially or Fully on Loan.
(a) At April 30, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $271,124,279, amounted to $6,855,326 which consisted of aggregate gross unrealized appreciation of $23,765,407 and aggregate gross unrealized depreciation of $16,910,081.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND                                                -12-
ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2003


    SHARES     COMMON STOCKS -- 91.7%                                   VALUE
   ---------                                                           --------

               BANKS--1.6%
      82,000   Mellon Financial Corporation ........................ $ 2,168,900
                                                                     -----------
               BIOTECHNOLOGY--7.1%
      86,700   Amgen Inc.* .........................................   5,315,577
      55,900   Genzyme Corp.--General Division* ....................   2,251,652
      41,200   Gilead Sciences, Inc.* ..............................   1,900,968
                                                                     -----------
                                                                       9,468,197
                                                                     -----------
               COMMERCIAL SERVICES & SUPPLIES--1.0%
      25,250   Apollo Group, Inc. Cl. A* ...........................   1,368,525
                                                                     -----------
               COMMUNICATION EQUIPMENT--4.5%
     215,600   CIENA Corporation* ..................................   1,049,972
     194,700   Cisco Systems, Inc.* ................................   2,928,288
     195,000   Juniper Networks, Inc.*+ ............................   1,992,900
                                                                     -----------
                                                                       5,971,160
                                                                     -----------
               COMPUTERS & PERIPHERALS--3.4%
     293,600   EMC Corporation* ....................................   2,668,824
     141,000   Network Appliance, Inc.* ............................   1,872,480
                                                                     -----------
                                                                       4,541,304
                                                                     -----------
               DIVERSIFIED FINANCIALS--5.8%
     106,800   Citigroup Inc. ......................................   4,191,900
      62,300   Merrill Lynch & Co., Inc. ...........................   2,557,415
       8,700   SLM Corporation .....................................     974,400
                                                                     -----------
                                                                       7,723,715
                                                                     -----------
               ENERGY EQUIPMENT & SERVICES--1.6%
     101,900   Halliburton Company .................................   2,181,679
                                                                     -----------
               HEALTH CARE EQUIPMENT & SUPPLIES--4.7%
      26,700   Alcon, Inc.* ........................................   1,176,135
      23,150   Boston Scientific Corporation* ......................     996,608
      44,400   Guidant Corporation* ................................   1,731,156
      49,700   Zimmer Holdings, Inc.* ..............................   2,330,930
                                                                     -----------
                                                                       6,234,829
                                                                     -----------
               HOTELS, RESTAURANTS & LEISURE--.8%
      45,400   Starbucks Corporation* ..............................   1,066,446
                                                                     -----------
               INDUSTRIAL CONGLOMERATES--3.8%
     173,200   General Electric Company ............................   5,100,740
                                                                     -----------
               INSURANCE--2.4%
      28,000   AFLAC Incorporated ..................................     915,880
      40,600   American International Group, Inc. ..................   2,352,770
                                                                     -----------
                                                                       3,268,650
                                                                     -----------
               INTERNET & CATALOG RETAIL--3.5%
      23,800   Amazon.com, Inc.* ...................................     682,346
      43,600   eBay Inc.*+ .........................................   4,044,772
                                                                     -----------
                                                                       4,727,118
                                                                     -----------

THE ALGER INSTITUTIONAL FUND                                                -13-
ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           --------

               INTERNET SOFTWARE & SERVICES--1.7%
      93,400   Yahoo! Inc.* ........................................ $ 2,314,452
                                                                     -----------
               MACHINERY--.8%
      14,500   Danaher Corporation .................................   1,000,210
                                                                     -----------
               MEDIA--5.4%
     161,900   AOL Time Warner Inc.* ...............................   2,214,792
      54,300   Comcast Corporation Cl. A* ..........................   1,732,713
     166,300   Liberty Media Corporation Series A* .................   1,829,300
      32,700   Viacom Inc. Cl. B* ..................................   1,419,507
                                                                     -----------
                                                                       7,196,312
                                                                     -----------
               MULTILINE RETAIL--1.7%
      39,500   Wal-Mart Stores, Inc. ...............................   2,224,640
                                                                     -----------
               PERSONAL PRODUCTS--1.3%
      56,600   Gillette Company ....................................   1,723,470
                                                                     -----------
               PHARMACEUTICALS--12.5%
      40,200   Allergan, Inc. ......................................   2,824,050
      46,300   Barr Laboratories, Inc.* ............................   2,574,280
      23,100   Johnson & Johnson ...................................   1,301,916
      67,400   Merck & Co., Inc. ...................................   3,921,332
      85,780   Pfizer Inc. .........................................   2,637,735
      39,300   Teva Pharmaceutical Industries Ltd. ADR+ ............   1,835,310
      36,650   Wyeth ...............................................   1,595,374
                                                                     -----------
                                                                      16,689,997
                                                                     -----------
               SEMICONDUCTOR EQUIPMENT & PRODUCTS--8.0%
      72,200   Broadcom Corporation Cl. A* .........................   1,291,658
     171,600   Intersil Corporation Cl. A* .........................   3,174,600
      40,800   KLA-Tencor Corporation*+ ............................   1,672,800
      47,800   Maxim Integrated Products, Inc. .....................   1,878,062
      91,800   Micron Technology, Inc.* ............................     780,300
      96,300   National Semiconductor Corporation* .................   1,803,699
                                                                     -----------
                                                                      10,601,119
                                                                     -----------
               SOFTWARE--9.2%
     217,400   Microsoft Corporation ...............................   5,558,918
     435,700   Oracle Corporation* .................................   5,176,116
      71,900   VERITAS Software Corporation* .......................   1,582,519
                                                                     -----------
                                                                      12,317,553
                                                                     -----------
               SPECIALTY RETAIL--8.4%
     120,600   Abercrombie & Fitch Co. Cl. A* ......................   3,965,328
      67,100   Best Buy Co., Inc.* .................................   2,320,318
     251,800   Gap, Inc. ...........................................   4,187,434
      24,300   Home Depot Inc. .....................................     683,559
                                                                     -----------
                                                                      11,156,639
                                                                     -----------
               TEXTILES, APPAREL & LUXURY GOODS--1.2%
     29,500    NIKE, Inc. Cl. B ....................................   1,579,135
                                                                     -----------

THE ALGER INSTITUTIONAL FUND                                                -14-
ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2003


    SHARES     COMMON STOCKS (CONTINUED)                              VALUE
   ---------                                                         --------

               WIRELESS TELECOMMUNICATION SERVICES--1.3%
      84,700   Vodafone Group PLC Sponsored ADR+ ................. $  1,673,672
                                                                   ------------
               Total Common Stocks
                 (Cost $111,219,833) .............................  122,298,462
                                                                   ------------

   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--14.5%
  ----------
               U.S. GOVERNMENT & AGENCY OBLIGATIONS--7.9%
 $10,550,000   Federal National Mortgage Association, 1.25%, 5/1/03
                 (Cost $10,550,000) ..............................   10,550,000
                                                                   ------------

    SHARES     OTHER SHORT-TERM INVESTMENTS--6.6%
  ----------
   8,744,235   Securities Lending Quality Trust
                 (Cost $8,744,235)(b) ............................    8,744,235
                                                                   ------------
               Total Short-Term Investments
                 (Cost $19,294,235) ..............................   19,294,235
                                                                   ------------
Total Investments
  (Cost $130,514,068)(a) ...............................  106.2%    141,592,697
Liabilities In Excess of Other Assets ..................   (6.2)     (8,276,112)
                                                          -----    ------------
Net Assets .............................................  100.0%   $133,316,585
                                                          =====    ============






-----------
 *  Non-income producing security.
 +  Securities Partially or Fully on Loan.
(a) At April 30, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $132,221,996, amounted to $9,370,701 which consisted of aggregate gross unrealized appreciation of $12,371,758 and aggregate gross unrealized depreciation of $3,001,057.
(b) Represents investment of cash collateral received for securities on loan.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND                                                -15-
ALGER BALANCED INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2003


    SHARES     COMMON STOCKS -- 47.9%                                   VALUE
   ---------                                                           --------

               AEROSPACE & DEFENSE--.1%
          10   General Dynamics Corporation ........................ $       621
                                                                     -----------
               AUTOMOTIVE--.7%
         200   Harley-Davidson, Inc. ...............................       8,888
                                                                     -----------
               BANKS--.5%
         270   Mellon Financial Corporation ........................       7,142
                                                                     -----------
               BIOTECHNOLOGY--1.9%
         130   Amgen Inc.* .........................................       7,970
         290   Biogen, Inc.* .......................................      11,017
         150   Genzyme Corp.--General Division* ....................       6,042
                                                                     -----------
                                                                          25,029
                                                                     -----------
               COMMERCIAL SERVICES & SUPPLIES--1.0%
         950   Concord EFS, Inc.* ..................................      13,138
                                                                     -----------
               COMMUNICATION EQUIPMENT--2.6%
       1,080   Cisco Systems, Inc.* ................................      16,243
       1,100   Nokia Corporation, ADR ..............................      18,227
                                                                     -----------
                                                                          34,470
                                                                     -----------
               COMPUTERS & PERIPHERALS--2.5%
         430   Dell Computer Corporation* ..........................      12,431
       1,200   EMC Corporation* ....................................      10,908
       2,805   Sun Microsystems, Inc.* .............................       9,257
                                                                     -----------
                                                                          32,596
                                                                     -----------
               DIVERSIFIED FINANCIALS--1.9%
         100   Affiliated Managers Group, Inc.* ....................       4,631
         315   Citigroup Inc. ......................................      12,363
         200   Merrill Lynch & Co., Inc. ...........................       8,210
                                                                     -----------
                                                                          25,204
                                                                     -----------
               ENERGY EQUIPMENT & SERVICES--.4%
         125   BJ Services Company* ................................       4,564
                                                                     -----------
               FREIGHT & LOGISTICS--1.1%
         230   FedEx Corp. .........................................      13,772
                                                                     -----------
               HEALTH CARE EQUIPMENT & SUPPLIES--2.6%
         265   Alcon, Inc.* ........................................      11,673
         260   Boston Scientific Corporation* ......................      11,193
         225   Zimmer Holdings, Inc.* ..............................      10,553
                                                                     -----------
                                                                          33,419
                                                                     -----------
               HEALTH CARE PROVIDERS & SERVICES--1.6%
         350   HCA Inc. ............................................      11,235
         110   UnitedHealth Group Incorporated .....................      10,134
                                                                     -----------
                                                                          21,369
                                                                     -----------
               INDUSTRIAL CONGLOMERATES--3.0%
         700   General Electric Company ............................      20,615
       1,200   Tyco International Ltd. .............................      18,720
                                                                     -----------
                                                                          39,335
                                                                     -----------

THE ALGER INSTITUTIONAL FUND                                                -16-
ALGER BALANCED INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           --------

               INSURANCE--1.9%
         125   AFLAC Incorporated .................................. $     4,089
         285   American International Group, Inc. ..................      16,516
         250   Travelers Property Casualty Corp. Cl. A .............       4,058
                                                                     -----------
                                                                          24,663
                                                                     -----------
               INTERNET & CATALOG RETAIL--1.9%
         100   Amazon.com, Inc.* ...................................       2,867
         165   eBay Inc.* ..........................................      15,307
         200   USA Interactive* ....................................       5,990
                                                                     -----------
                                                                          24,164
                                                                     -----------
               INTERNET SOFTWARE & SERVICES--.7%
         350   Yahoo! Inc.* ........................................       8,673
                                                                     -----------
               MEDIA--1.7%
         400   Disney (Walt) Company ...............................       7,464
         350   Viacom Inc. Cl. B* ..................................      15,194
                                                                     -----------
                                                                          22,658
                                                                     -----------
               MULTILINE RETAIL--1.2%
         275   Wal-Mart Stores, Inc. ...............................      15,488
                                                                     -----------
               OIL & GAS--.9%
         250   Devon Energy Corporation ............................      11,812
                                                                     -----------
               PERSONAL PRODUCTS--.4%
         100   Avon Products, Inc. .................................       5,817
                                                                     -----------
               PHARMACEUTICALS--6.3%
         275   Abbott Laboratories .................................      11,173
         500   Bristol-Myers Squibb Company ........................      12,770
         280   Johnson & Johnson ...................................      15,781
         200   Merck & Co., Inc. ...................................      11,636
         504   Pfizer Inc. .........................................      15,498
         100   Teva Pharmaceutical Industries Ltd. ADR .............       4,670
         250   Wyeth ...............................................      10,883
                                                                     -----------
                                                                          82,411
                                                                     -----------
               SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.0%
         200   Applied Materials, Inc.* ............................       2,920
         850   Intel Corporation ...................................      15,640
         300   Linear Technology Corporation .......................      10,341
       1,190   Taiwan Semiconductor Manufacturing Company Ltd. ADR*        9,960
                                                                     -----------
                                                                          38,861
                                                                     -----------
               SOFTWARE--4.9%
         850   Microsoft Corporation ...............................      21,735
       1,400   Oracle Corporation* .................................      16,632
         220   Synopsys, Inc.* .....................................      10,701
         700   VERITAS Software Corporation* .......................      15,407
                                                                     -----------
                                                                          64,475
                                                                     -----------

THE ALGER INSTITUTIONAL FUND                                                -17-
ALGER BALANCED INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           --------

               SPECIALTY RETAIL--3.6%
         450   Best Buy Co., Inc.* ................................. $    15,561
       1,000   Gap, Inc. ...........................................      16,630
         350   Home Depot, Inc. ....................................       9,845
         125   Lowe's Companies, Inc. ..............................       5,486
                                                                     -----------
                                                                          47,522
                                                                     -----------
               WIRELESS TELECOMMUNICATION SERVICES--1.5%
       1,000   Vodafone Group PLC Sponsored ADR ....................      19,760
                                                                     -----------

               Total Common Stocks
                 (Cost $581,715) ...................................     625,851
                                                                     -----------

  PRINCIPAL
    AMOUNT
  ----------
               U.S. GOVERNMENT OBLIGATIONS--45.0%
    $ 84,000   U.S. Treasury Bonds,
                 5.375%, 2/15/31 ...................................      91,625
               U.S. Treasury Notes,
      87,000     3.375%, 4/30/04 ...................................      88,930
     100,000     2.125%, 10/31/04 ..................................     101,203
      45,000     3.50%, 11/15/06 ...................................      46,899
     100,000     3.25%, 8/15/07 ....................................     102,719
     150,000     4.375%, 8/15/12 ...................................     156,609
                                                                     -----------
               Total U.S. Government Obligations
                 (Cost $581,759) ...................................     587,985
                                                                     -----------
               SHORT-TERM INVESTMENTS--3.1%
               U.S. GOVERNMENT & AGENCY OBLIGATIONS
      40,000   U.S. Treasury Bills,
                 1.10%, 6/12/03
                 (Cost $39,949) ....................................      39,949
                                                                     -----------
Total Investments
(Cost $1,203,423)(a) ....................................   96.0%      1,253,785
Other Assets in Excess of Liabilities ...................    4.0          52,631
                                                           -----     -----------
Net Assets ..............................................  100.0%    $ 1,306,416
                                                           =====     ===========





-----------
 *  Non-income producing security.
(a) At April 30, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,214,888, amounted to $38,897 which consisted of aggregate gross unrealized appreciation of $50,746 and aggregate gross unrealized depreciation of $11,849.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND                                                -18-
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2003


    SHARES     COMMON STOCKS -- 89.9%                                   VALUE
   ---------                                                           --------

               BANKS--1.6%
         650   Mellon Financial Corporation ........................ $    17,193
                                                                     -----------
               BIOTECHNOLOGY-- 7.4%
         700   Amgen Inc.* .........................................      42,917
         500   Genzyme Corp.--General Division* ....................      20,140
         350   Gilead Sciences, Inc. * .............................      16,149
                                                                     -----------
                                                                          79,206
                                                                     -----------
               COMMERCIAL SERVICES & SUPPLIES--1.0%
         200   Apollo Group, Inc. Cl. A* ...........................      10,840
                                                                     -----------
               COMMUNICATION EQUIPMENT--4.4%
       1,800   CIENA Corporation* ..................................       8,766
       1,550   Cisco Systems, Inc.* ................................      23,312
       1,600   Juniper Networks, Inc.* .............................      16,352
                                                                     -----------
                                                                          48,430
                                                                     -----------
               COMPUTERS & PERIPHERALS--3.6%
       2,400   EMC Corporation * ...................................      21,816
       1,250   Network Appliance, Inc. * ...........................      16,600
                                                                     -----------
                                                                          38,416
                                                                     -----------
               DIVERSIFIED FINANCIALS--6.2%
         900   Citigroup Inc. ......................................      35,325
         550   Merrill Lynch & Co., Inc. ...........................      22,578
          75   SLM Corporation .....................................       8,400
                                                                     -----------
                                                                          66,303
                                                                     -----------
               ENERGY EQUIPMENT & SERVICES--1.7%
         850   Halliburton Company .................................      18,198
                                                                     -----------
               HEALTH CARE EQUIPMENT & SUPPLIES--4.6%
         250   Alcon, Inc.* ........................................      11,013
         150   Boston Scientific Corporation* ......................       6,457
         350   Guidant Corporation* ................................      13,647
         400   Zimmer Holdings, Inc.* ..............................      18,760
                                                                     -----------
                                                                          49,877
                                                                     -----------
               HOTELS, RESTAURANTS & LEISURE--.9%
         400   Starbucks Corporation* ..............................       9,396
                                                                     -----------
               INDUSTRIAL CONGLOMERATES--4.1%
       1,500   General Electric Company ............................      44,175
                                                                     -----------
               INSURANCE--2.8%
         250   AFLAC Incorporated ..................................       8,178
         375   American International Group, Inc. ..................      21,731
                                                                     -----------
                                                                          29,909
                                                                     -----------
               INTERNET & CATALOG RETAIL--3.7%
         250   Amazon.com, Inc.* ...................................       7,167
         350   eBay Inc.* ..........................................      32,469
                                                                     -----------
                                                                          39,636
                                                                     -----------

THE ALGER INSTITUTIONAL FUND                                                -19-
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           --------

               INTERNET SOFTWARE & SERVICES--1.7%
         750   Yahoo! Inc.* ........................................ $    18,585
                                                                     -----------
               MACHINERY--.6%
         100   Danaher Corporation .................................       6,898
                                                                     -----------
               MEDIA--5.7%
       1,300   AOL Time Warner Inc.* ...............................      17,784
         450   Comcast Corporation Cl. A* ..........................      14,359
       1,300   Liberty Media Corporation Series A* .................      14,300
         350   Viacom Inc. Cl. B* ..................................      15,193
                                                                     -----------
                                                                          61,636
                                                                     -----------
               MULTILINE RETAIL--1.8%
         350   Wal-Mart Stores, Inc. ...............................      19,712
                                                                     -----------
               PERSONAL PRODUCTS--1.3%
         450   Gillette Company ....................................      13,703
                                                                     -----------
               PHARMACEUTICALS--7.8%
         350   Allergan, Inc. ......................................      24,588
         550   Merck & Co., Inc. ...................................      31,999
         300   Teva Pharmaceutical Industries Ltd. ADR .............      14,010
         300   Wyeth ...............................................      13,059
                                                                     -----------
                                                                          83,656
                                                                     -----------
               SEMICONDUCTOR EQUIPMENT & PRODUCTS--7.9%
         600   Broadcom Corp., Cl. A* ..............................      10,734
       1,450   Intersil Corporation Cl. A* .........................      26,825
         300   KLA-Tencor Corporation* .............................      12,300
         400   Maxim Integrated Products, Inc. .....................      15,716
         700   Micron Technology, Inc.* ............................       5,950
         700   National Semiconductor Corporation* .................      13,111
                                                                     -----------
                                                                          84,636
                                                                     -----------
               SOFTWARE--9.5%
       1,850   Microsoft Corporation ...............................      47,304
       3,550   Oracle Corporation* .................................      42,174
         600   Veritas Software Corporation* .......................      13,206
                                                                     -----------
                                                                         102,684
                                                                     -----------
               SPECIALTY RETAIL--9.1%
       1,200   Abercrombie & Fitch Co. Cl. A * .....................      39,456
         550   Best Buy Co., Inc.* .................................      19,019
       2,050   Gap, Inc. ...........................................      34,092
         200   Home Depot, Inc. ....................................       5,626
                                                                     -----------
                                                                          98,193
                                                                     -----------

THE ALGER INSTITUTIONAL FUND                                                -20-
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003


    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           --------

               TEXTILES, APPAREL & LUXURY GOODS--1.2%
         250   NIKE, Inc. Cl. B .................................... $    13,382
                                                                     -----------
               WIRELESS TELECOMMUNICATION SERVICES--1.3%
         700   Vodafone Group PLC Sponsored ADR ....................      13,832
                                                                     -----------
               Total Common Stocks
                 (Cost $879,318) ...................................     968,496
                                                                     -----------
Total Investments
  (Cost $879,318)(a) ....................................   89.9%        968,496
Other Assets in Excess of Liabilities ...................   10.1         108,823
                                                           -----     -----------
Net Assets ..............................................  100.0%    $ 1,077,319
                                                           =====     ===========









-----------
 *  Non-income producing security.
(a) At April 30, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $880,401, amounted to $88,095 which consisted of aggregate gross unrealized appreciation of $94,308 and aggregate gross unrealized depreciation of $6,213.


                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

ALGER INSTITUTIONAL FUND                                                    -22-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                        Income from
                                                   Investment Operations
                                                  -----------------------
                                                                  Net
                                                               Realized
                                                                  and                                  Net
                                     Net Asset       Net      Unrealized      Total    Distributions  Asset
                                       Value,     Investment      Gain        from         from       Value,
                                     Beginning      Income     (Loss) on   Investment  Net Realized   End of
                                     of Period      (Loss)    Investments  Operations     Gains       Period
                                     ---------    ----------  -----------  ----------  -------------  ------

ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO (i)

CLASS I
Six months ended 4/30/03(iv) ......   $ 8.70    $(0.02)(iii)    $ 0.35      $ 0.33       $   --       $ 9.03
Year ended 10/31/02 ...............    11.63     (0.03)(iii)     (2.90)      (2.93)          --         8.70
Year ended 10/31/01 ...............    17.15     (0.03)(iii)     (4.50)      (4.53)       (0.99)       11.63
Year ended 10/31/00 ...............    17.17     (0.03)(iii)      1.92        1.89        (1.91)       17.15
Year ended 10/31/99 ...............    12.37     (0.05)           5.23        5.18        (0.38)       17.17
Year ended 10/31/98 ...............    10.78     (0.01)(iii)      2.82        2.81        (1.22)       12.37

CLASS R
From 1/27/03 to 4/30/03(ii)(iv) ...   $ 8.12    $(0.02)(iii)    $ 0.92      $ 0.90           --       $ 9.02

ALGER SMALL CAP INSTITUTIONAL PORTFOLIO

CLASS I
Six months ended 4/30/03(iv) ......   $10.97    $(0.10)(iii)    $ 0.65      $ 0.55       $   --       $11.52
Year ended 10/31/02 ...............    13.35     (0.13)(iii)     (2.25)      (2.38)          --        10.97
Year ended 10/31/01 ...............    23.78     (0.08)(iii)    (10.35)     (10.43)          --        13.35
Year ended 10/31/00 ...............    22.82     (0.06)(iii)      2.50        2.44        (1.48)       23.78
Year ended 10/31/99 ...............    16.37     (0.12)(iii)      8.65        8.53        (2.08)       22.82
Year ended 10/31/98 ...............    18.00     (0.08)           0.02       (0.06)       (1.57)       16.37

CLASS R
From 1/27/03 to 4/30/03(ii)(iv) ...   $10.72    $(0.04)(iii)    $ 0.83      $ 0.79           --       $11.51

ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO

CLASS I
Six months ended 4/30/03(iv) ......   $10.76    $(0.09)(iii)    $ 0.76      $ 0.67       $   --       $11.43
Year ended 10/31/02 ...............    13.34     (0.10)(iii)     (2.48)      (2.58)          --        10.76
Year ended 10/31/01 ...............    17.53     (0.08)(iii)     (3.44)      (3.52)       (0.67)       13.34
Year ended 10/31/00 ...............    11.80     (0.04)(iii)      6.07        6.03        (0.30)       17.53
Year ended 10/31/99 ...............     8.83     (0.05)(iii)      3.78        3.73        (0.76)       11.80
Year ended 10/31/98 ...............    11.36     (0.06)(iii)      1.78        1.72        (4.25)        8.83

CLASS R
From 1/27/03 to 4/30/03(ii)(iv) ...   $10.25    $(0.04)(iii)    $ 1.20      $ 1.16           --       $11.41



-----------
(i) Prior to March 1, 2002, the Alger LargeCap Growth Institutional Portfolio was the Alger Growth Retirement Portfolio.
(ii)  Commenced operations January 27, 2003.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Unaudited. Ratios have been annualized; total return has not been annualized.


                       See Notes to Financial Statements.

                       Ratios/Supplemental Data
             -------------------------------------------
                                   Ratio of
               Net      Ratio of      Net
              Assets,   Expenses  Investment
              End of       to       Income
              Period     Average  (Loss) to    Portfolio
     Total    (000's      Net      Average     Turnover
    Return   omitted)    Assets   Net Assets     Rate
    ------   --------   --------  ----------   ---------




      3.8%   $ 75,393     1.18%     (0.26)%     173.90%
    (25.2)    108,660     1.14      (0.24)      202.07
    (27.5)     97,308     1.09      (0.20)       89.54
     10.3     126,573     1.06      (0.16)      101.29
     42.0      72,746     1.07      (0.39)      143.80
     25.4      40,196     1.11      (0.06)      130.31


      11.1%  $     56     1.67%     (0.80)%     173.90%




      5.0%   $ 68,450     1.26%     (0.95)%      40.71%
    (17.8)     62,780     1.25      (1.01)      138.01
    (43.9)     86,790     1.19      (0.46)      191.89
     10.1     187,973     1.17      (0.23)      242.45
     52.7      63,711     1.02      (0.57)      193.32
     (1.8)     29,938     1.03      (0.55)      169.97


     7.4%    $     54     1.75%     (1.42)%      40.71%




      6.2%   $278,033     1.19%     (0.88)%     127.20%
    (19.3)    215,727     1.17      (0.81)      284.69
    (20.6)    217,153     1.13      (0.51)      130.93
     51.3     177,566     1.12      (0.24)      113.14
     42.4      28,233     1.23      (0.49)      165.68
     11.5       6,667     1.22      (0.52)      184.23


     11.3%   $     56     1.69%     (1.41)%     127.20%

ALGER INSTITUTIONAL FUND                                                    -24-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                          Income from
                                                      Investment Operations
                                                     -----------------------
                                                                     Net
                                                                   Realized
                                                                     and                                   Net
                                         Net Asset       Net     Unrealized      Total    Distributions   Asset
                                           Value,    Investment      Gain        from         from        Value,
                                         Beginning     Income    (Loss) on    Investment   Net Realized   End of
                                         of Period     (Loss)    Investments  Operations      Gains       Period
                                        ----------   ----------  -----------  ----------  -------------   ------

ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO

CLASS I
Six months ended 4/30/03(iv)(v) ......   $ 8.97     $(0.06)(iii)    $ 0.48      $ 0.42       $   --       $ 9.39
Year ended 10/31/02 ..................    11.66      (0.08)(iii)     (2.61)      (2.69)          --         8.97
Year ended 10/31/01 ..................    18.12      (0.03)(iii)     (6.37)      (6.40)       (0.06)       11.66
Year ended 10/31/00 ..................    16.19      (0.09)(iii)      2.24        2.15        (0.22)       18.12
Year ended 10/31/99 ..................     8.98      (0.09)(iii)      7.63        7.54        (0.33)       16.19
Year ended 10/31/98 ..................     9.70      (0.08)(iii)      2.96        2.88        (3.60)        8.98

CLASS R
From 1/27/03 to 4/30/03(ii)(iv)(v) ...   $ 8.36     $(0.02)(iii)    $ 1.03      $ 1.01           --       $ 9.37

ALGER BALANCED INSTITUTIONAL PORTFOLIO

CLASS I
Six months ended 4/30/03(iv)(v) ......   $ 6.67     $ 0.01(iii)     $ 0.13      $ 0.14           --       $ 6.81
Year ended 10/31/02 ..................     8.20      (0.39)(iii)     (1.14)      (1.53)          --         6.67
From 12/4/00 to 10/31/01(i)(iv) ......    10.00      (0.11)(iii)     (1.69)      (1.80)          --         8.20

CLASS R
From 1/27/03 to 4/30/03(ii)(iv)(v) ...   $ 6.43     $(0.01)(iii)    $ 0.38      $ 0.37           --       $ 6.80

ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO

CLASS I
Six months ended 4/30/03(iv)(v) ......   $ 4.43     $(0.07)(iii)    $ 0.27      $ 0.20           --       $ 4.63
Year ended 10/31/02 ..................     6.37      (0.77)(iii)     (1.17)      (1.94)          --         4.43
From 12/4/00 to 10/31/01(i)(iv) ......    10.00      (0.30)(iii)     (3.33)      (3.63)          --         6.37

CLASS R
From 1/27/03 to 4/30/03(ii)(iv)(v) ...   $ 4.13     $(0.03)(iii)    $ 0.53      $ 0.50           --       $ 4.63



-----------
(i)   Commenced operations December 4, 2000.
(ii)  Commenced operations January 27, 2003.
(iii) Amount was computed based on average shares outstanding during the period.
(iv)  Ratios have been annualized; total return has not been annualized.
(v)   Unaudited.


                       See Notes to Financial Statements.

                        Ratios/Supplemental Data
              --------------------------------------------
                                     Ratio of
                Net      Ratio of       Net
               Assets,   Expenses   Investment
               End of       to        Income
               Period     Average   (Loss) to    Portfolio
      Total    (000's      Net       Average     Turnover
     Return   omitted)    Assets    Net Assets     Rate
     ------   --------   --------   ----------   ---------





       4.7%   $133,261     1.25%      (0.70)%      96.23%
     (23.1)    132,010     1.23       (0.73)      180.39
     (35.4)    187,187     1.18       (0.21)      104.17
      13.1     279,916     1.14       (0.43)      144.16
      84.3      96,711     1.29       (0.59)      155.40
      28.1       5,587     1.44       (0.79)      177.09


      12.1%   $     56      1.75%      (1.07)%      96.23%




       2.1%   $  1,254     1.84%       0.12%       74.93%
     (18.7)        225     6.72       (5.21)      321.89
     (18.0)        108     3.13       (1.44)       15.99


       5.8%   $     53     2.38%      (0.45)%      74.93%




       4.5%   $  1,021     2.14%      (1.64)%      98.63%
     (30.5)         46    13.48      (13.17)      205.83
     (36.3)         77     5.31       (4.75)      114.33


      12.1%   $     56     3.05%      (2.43)%      98.63%

THE ALGER INSTITUTIONAL FUND                                                -26-
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
April 30, 2003

                                                              LargeCap
                                                               Growth         Small Cap
                                                              Portfolio       Portfolio
                                                           -------------    -------------
ASSETS:
Investments in securities, at value (identified cost*)--
  see accompanying schedules of investments ............   $  79,883,806    $  68,070,522
Cash ...................................................          16,857           16,530
Receivable for investment securities sold ..............              --          885,726
Receivable for shares of beneficial interest sold ......         154,597          227,846
Dividends and interest receivable ......................          33,308            9,843
Prepaid expenses .......................................             395            5,807
                                                           -------------    -------------
  Total Assets .........................................      80,088,963       69,216,274
                                                           -------------    -------------
LIABILITIES:
Payable for securities loaned ..........................       4,478,579               --
Payable for investment securities purchased ............              --          604,474
Payable for shares of beneficial interest redeemed .....          82,771           35,961
Accrued investment management fees .....................          44,372           45,354
Accrued transfer agent fees ............................           2,958            2,668
Accrued expenses .......................................          31,630           24,488
                                                           -------------    -------------
  Total Liabilities ....................................       4,640,310          712,945
                                                           -------------    -------------
NET ASSETS .............................................   $  75,448,653    $  68,503,329
                                                           =============    =============
Net Assets Consist of:
  Paid-in capital ......................................   $ 124,930,129    $ 167,284,724
  Accumulated net investment income (loss) .............        (102,524)        (299,361)
  Undistributed net realized gain (accumulated loss) ...     (54,993,005)    (105,128,729)
  Net unrealized appreciation (depreciation) ...........       5,614,053        6,646,695
                                                           -------------    -------------
NET ASSETS .............................................   $  75,448,653    $  68,503,329
                                                           =============    =============
Shares of beneficial interest outstanding--Note 6
  Class I ..............................................       8,346,583        5,940,075
                                                           =============    =============
Class R ................................................           6,158            4,664
                                                           =============    =============
Net Asset Value Per Share
  Class I ..............................................   $        9.03    $       11.52
                                                           =============    =============
  Class R ..............................................   $        9.02    $       11.51
                                                           =============    =============
*Identified cost .......................................   $  74,269,753    $  61,423,827
                                                           =============    =============





                       See Notes to Financial Statements.

                                                                     Socially
     MidCap                 Capital                                 Responsible
     Growth              Appreciation           Balanced              Growth
    Portfolio              Portfolio            Portfolio            Portfolio
    ---------            ------------          ----------          ------------



  $277,979,605          $141,592,697          $ 1,253,785           $  968,496
        49,321                30,223               49,206              101,485
       373,667             1,563,293                   --               17,054
     1,221,439               307,325                   --                   --
        14,388                19,963                3,999                  164
        23,212                   364                1,254                1,340
  ------------          ------------          -----------           ----------
   279,661,632           143,513,865            1,308,244            1,088,539
  ------------          ------------          -----------           ----------

            --             8,744,235                   --                   --
       228,019             1,072,705                   --                9,532
     1,055,752               238,012                   --                   --
       170,095                89,932                  786                  643
        10,631                 5,290                   52                   43
       108,558                47,106                  990                1,002
  ------------          ------------          -----------           ----------
     1,573,055            10,197,280                1,828               11,220
  ------------          ------------          -----------           ----------
  $278,088,577          $133,316,585          $ 1,306,416           $1,077,319
  ============          ============          ===========           ==========

  $346,903,139          $271,773,723          $ 1,338,082           $1,091,785
    (1,031,415)             (431,338)                 655               (8,104)
   (88,913,454)         (149,104,429)            (82,683)              (95,540)
    21,130,307            11,078,629               50,362               89,178
  ------------          ------------          -----------           ----------
  $278,088,577          $133,316,585          $ 1,306,416           $1,077,319
  ============          ============          ===========           ==========

    24,334,390            14,197,417              184,116              220,735
  ============          ============          ===========           ==========
         4,878                 5,981                7,776               12,107
  ============          ============          ===========           ==========

  $      11.43          $       9.39          $      6.81           $     4.63
  ============          ============          ===========           ==========
  $      11.41          $       9.37          $      6.80           $     4.63
  ============          ============          ===========           ==========
  $256,849,298          $130,514,068          $ 1,203,423           $  879,318
  ============          ============          ===========           ==========

THE ALGER INSTITUTIONAL FUND                                                -28-
STATEMENTS OF OPERATIONS (UNAUDITED)
For the six months ended April 30, 2003


                                                      LargeCap
                                                       Growth         Small Cap
                                                      Portfolio       Portfolio
                                                     -----------    -----------
INVESTMENT INCOME
Income:
  Dividends ......................................   $   339,939    $    66,986
  Interest .......................................        26,432         29,405
                                                     -----------    -----------
   Total income ..................................       366,371         96,391
                                                     -----------    -----------

Expenses:
  Management fees--Note 3(a) .....................       298,415        267,848
  Shareholder servicing fees .....................        99,472         78,779
  Custodian fees .................................        16,462         13,617
  Transfer agent fees--Note 3(d) .................        19,894         15,756
  Trustees' fees .................................         2,564          2,015
  Miscellaneous ..................................        32,088         17,737
                                                     -----------    -----------
    Total Expenses ...............................       468,895        395,752
                                                     -----------    -----------
NET INVESTMENT INCOME (LOSS) .....................      (102,524)      (299,361)
                                                     -----------    -----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments ...............    (6,267,471)    (3,719,005)
  Net change in unrealized appreciation
  (depreciation) on investments ..................     8,363,910      7,285,241
                                                     -----------    -----------
  Net realized and unrealized gain
    on investments ...............................     2,096,439      3,566,236
                                                     -----------    -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ..............................   $ 1,993,915    $ 3,266,875
                                                     ===========    ===========






                       See Notes to Financial Statements.

                                                                   Socially
    MidCap                Capital                                 Responsible
    Growth             Appreciation           Balanced              Growth
   Portfolio             Portfolio            Portfolio            Portfolio
   ---------           ------------          ----------           -----------


  $   250,541          $   281,973           $    2,472           $    2,299
      108,288               54,471                9,331                  154
  -----------          -----------           ----------           ----------
      358,829              336,444               11,803                2,453
  -----------          -----------           ----------           ----------


      934,125              520,495                4,522                3,664
      291,914              153,087                   --                   --
       28,412               18,075                4,478                5,117
       58,383               30,617                  301                  244
        7,432                3,909                   38                   31
       69,978               41,599                1,809                1,501
  -----------          -----------           ----------           ----------
    1,390,244              767,782               11,148               10,557
  -----------          -----------           ----------           ----------
   (1,031,415)            (431,338)                 655               (8,104)
  -----------          -----------           ----------           ----------


   (3,438,073)          (8,303,337)             (28,780)             (50,063)

   20,403,372           14,746,873               47,638               90,612
  -----------          -----------           ----------           ----------

   16,965,299            6,443,536               18,858               40,549
  -----------          -----------           ----------           ----------

  $15,933,884          $ 6,012,198           $   19,513           $   32,445
  ===========          ===========           ==========           ==========

THE ALGER INSTITUTIONAL FUND                                                -30-
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
For the six months ended April 30, 2003


                                                  LargeCap
                                                   Growth          Small Cap
                                                  Portfolio        Portfolio
                                                -------------    -------------
Net investment income (loss) ................   $    (102,524)   $    (299,361)
Net realized loss on investments ............      (6,267,471)      (3,719,005)
Net change in unrealized appreciation
  (depreciation) on investments .............       8,363,910        7,285,241
                                                -------------    -------------
Net increase in net assets resulting
  from operations ...........................       1,993,915        3,266,875
Increase (decrease) from shares
  of beneficial interest transactions:
  Class I ...................................     (35,254,811)       2,406,533
  Class R ...................................          50,000           50,000
                                                -------------    -------------
Net increase (decrease) from shares
  of beneficial interest transactions--Note 6     (35,204,811)       2,456,533
                                                -------------    -------------
    Total increase (decrease) ...............     (33,210,896)       5,723,408
Net Assets:
  Beginning of period .......................     108,659,549       62,779,921
                                                -------------    -------------
  End of period .............................   $  75,448,653    $  68,503,329
                                                =============    =============
Accumulated net investment income (loss) ....   $    (102,524)   $    (299,361)
                                                =============    =============


THE ALGER INSTITUTIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended October 31, 2002

                                                  LargeCap
                                                   Growth          Small Cap
                                                Portfolio (i)      Portfolio
                                                -------------    -------------
Net investment loss .........................   $    (229,136)   $    (773,111)
Net realized loss on investments ............     (27,697,261)     (12,084,103)
Net change in unrealized appreciation
  (depreciation) on investments .............       1,175,696          240,343
                                                -------------    -------------
Net decrease in net assets
  resulting from operations .................     (26,750,701)     (12,616,871)
Net increase (decrease) from shares
  of beneficial interest
  transactions--Note 6 ......................      38,102,406      (11,393,196)
                                                -------------    -------------
    Total increase (decrease) ...............      11,351,705      (24,010,067)
Net Assets:
  Beginning of year .........................      97,307,844       86,789,988
                                                -------------    -------------
  End of year ...............................   $ 108,659,549    $  62,779,921
                                                =============    =============
Accumulated net investment loss .............   $          --    $          --
                                                =============    =============


---------------
(i) Prior to March 1, 2002, the Alger LargeCap Growth Institutional Portfolio was the Alger Growth Retirement Portfolio.



                       See Notes to Financial Statements.

                                                                   Socially
      MidCap               Capital                                Responsible
      Growth            Appreciation           Balanced             Growth
     Portfolio            Portfolio            Portfolio           Portfolio
     ---------          ------------          ----------          -----------
   $ (1,031,415)       $   (431,338)          $      655          $   (8,104)
     (3,438,073)         (8,303,337)             (28,780)            (50,063)

     20,403,372          14,746,873               47,638              90,612
   ------------        ------------           ----------          ----------

     15,933,884           6,012,198               19,513              32,445


     46,377,304          (4,755,308)           1,012,398             948,544
         50,000              50,000               50,000              50,000
   ------------        ------------           ----------          ----------

     46,427,304          (4,705,308)           1,062,398             998,544
   ------------        ------------           ----------          ----------
     62,361,188           1,306,890            1,081,911           1,030,989

    215,727,389         132,009,695              224,505              46,330
   ------------        ------------           ----------          ----------
   $278,088,577        $133,316,585           $1,306,416          $1,077,319
   ============        ============           ==========          ==========
   $ (1,031,415)       $   (431,338)          $      655          $   (8,104)
   ============        ============           ==========          ==========






                                                                   Socially
      MidCap               Capital                                Responsible
      Growth            Appreciation           Balanced             Growth
     Portfolio            Portfolio            Portfolio           Portfolio
     ---------          ------------          ----------          -----------
   $ (1,934,588)       $ (1,249,372)          $   (9,207)         $   (8,132)
    (55,077,406)        (47,548,125)             (43,449)            (17,379)

      4,572,841           7,506,733               11,714               5,649
   ------------        ------------           ----------          ----------

    (52,439,153)        (41,290,764)             (40,942)            (19,862)


     51,013,257         (13,886,073)             157,906             (11,288)
   ------------        ------------           ----------          ----------
     (1,425,896)        (55,176,837)             116,964             (31,150)

    217,153,285         187,186,532              107,541              77,480
   ------------        ------------           ----------          ----------
   $215,727,389        $132,009,695           $  224,505          $   46,330
   ============        ============           ==========          ==========
   $         --        $         --           $       --          $       --
   ============        ============           ==========          ==========

THE ALGER INSTITUTIONAL FUND                                                -32-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 1--GENERAL:

      The Alger Institutional Fund (the "Fund"), which was The Alger Retirement Fund prior to March 1, 2002, is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company and currently issues six Portfolios of shares of beneficial interest --LargeCap Growth Portfolio, Small Cap Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio, Balanced Portfolio and Socially Responsible Growth Portfolio (the "Portfolios"). Prior to March 1, 2002, the LargeCap Growth Portfolio was the Growth Portfolio. The LargeCap Growth Portfolio, Small Cap Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio and Socially Responsible Growth Portfolio normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities.

      Each Portfolio offers Class I and Class R shares. Class R shares were first offered January 27, 2003. Each class has identical rights to assets and earnings except that only Class R shares have a plan of distribution and bear the related expenses.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

      Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

      Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

      Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

THE ALGER INSTITUTIONAL FUND                                                -32-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custo dian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. At April 30, 2003, the value of securities loaned and collateral received thereon were as follows:

                                                  VALUE OF
                                                 SECURITIES         VALUE OF
                                                   LOANED          COLLATERAL
                                                 -----------       -----------
LargeCap Growth Portfolio .....................  $ 4,266,601       $ 4,478,579
Small Cap Portfolio ...........................      381,888           439,334
MidCap Growth Portfolio .......................   12,390,900        13,400,079
Capital Appreciation
  Portfolio ...................................    8,378,489         8,744,235
Balanced Portfolio ............................           --                --
Socially Responsible
  Growth Portfolio ............................           --                --

(e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Portfolios, dividends from net investment income and distributions from net realized gains, offset by any loss carry forward, are declared and paid annually after the end of the fiscal year in which earned.

      Each class is treated separately in determining the amounts of dividends of net investment income and capital gains payable to holders of its shares.

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from, or in excess of net invest-

THE ALGER INSTITUTIONAL FUND                                                -34-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


ment income, net realized gain on investment transactions or paid-in capital, depending on the type of book/tax differences that may exist.

      At October 31, 2002, the LargeCap Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio reclassified $448,891, $1,387,729, $2,987,425, $1,714,108, $10,570 and $11,800, respectively, from undistributed net investment income (accumulated loss) and $4,303, $359,645, $20,841, $14,329, $0 and $0, respectively, from undistributed net realized gain (accumulated loss) to paid-in capital. Reclassifications result primarily from the difference in tax treatment of net operating losses. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

(f) FEDERAL INCOME TAXES: It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Portfolio maintains such compliance, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At October 31, 2002, the net capital loss carryforwards of the LargeCap Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio which may be used to offset future net realized gains were approximately $41,746,316, $100,928,226, $71,200,401, $139,093,169, $42,439 and $44,393, respectively, and expire in 2008 and 2010.

(g) ALLOCATION METHODS: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Portfolio, are allocated among the Portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class R shares.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

LargeCap Growth Portfolio .........................  .75%
Small Cap Portfolio ...............................  .85
MidCap Growth Portfolio ...........................  .80

THE ALGER INSTITUTIONAL FUND                                                -35-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


Capital Appreciation Portfolio ....................  .85
Balanced Portfolio ................................  .75
Socially Responsible Growth Portfolio .............  .75

(b) DISTRIBUTION FEES: Class R Shares--The Fund has adopted a Distribution Plan pursuant to which Class R shares of each Portfolio pay Fred Alger & Company, Incorporated, the Fund's distributor and an affiliate of Alger Management (the "Distributor"), a fee at the annual rate of .50% of the respective average daily net assets of the Class R shares of the designated Portfolios to compensate the Distributor for its activities and expenses incurred in distributing the Class R shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) BROKERAGE COMMISSIONS: During the six months ended April 30, 2003, the LargeCap Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio paid the Distributor commissions of $325,394, $50,410, $713,934, $250,869, $2,768 and $2,507, respectively, in connection with securities transactions.

(d) TRANSFER AGENT FEES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the six months ended April 30, 2003, the LargeCap Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio incurred fees of $19,894, $15,756, $58,383, $30,617, $301 and $244, respectively, for services provided by Alger Services.

(e) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services. At April 30, 2003, Alger Management and its affiliates owned 42,749 shares, 100,339 shares, 132,267 shares, 12,072 shares and 3,639 shares of the LargeCap Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Balanced Portfolio, respectively.

NOTE 4--SECURITIES TRANSACTIONS:

      The following summarizes the securities transactions by the Fund, other than short-term securities, for the six months ended April 30, 2003:

                                                  PURCHASES           SALES
                                                 ----------           -----
LargeCap Growth Portfolio ....................  $127,293,668      $133,475,903
Small Cap Portfolio ..........................    25,565,994        24,498,972
MidCap Growth Portfolio ......................   321,135,171       282,889,201
Capital Appreciation Portfolio ...............   112,247,178       112,046,221
Balanced Portfolio ...........................     1,776,444           773,702
Socially Responsible
  Growth Portfolio ...........................     1,675,217           786,616

THE ALGER INSTITUTIONAL FUND                                                -36-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


NOTE 5--LINES OF CREDIT:

      The Fund has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Portfolio, the Fund borrows under such lines of credit exclusively for temporary or emergency purposes.

      The Capital Appreciation Portfolio may borrow up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Portfolio borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2003, the Portfolio had no such borrowings.

NOTE 6--SHARE CAPITAL:

      The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into six series. Each series is divided into two separate classes. The transactions of shares of beneficial interest were as follows:

      During the six months ended April 30, 2003, transactions of shares of beneficial interest were as follows:

                                                   SHARES            AMOUNT
                                                   -------          --------
LargeCap Growth Portfolio
 Class I
  Shares sold .................................    1,916,763      $ 16,446,131
  Shares redeemed .............................   (6,059,055)      (51,700,942)
                                                  ----------      ------------
  Net decrease ................................   (4,142,292)     $(35,254,811)
                                                  ==========      ============
 Class R*
  Shares sold .................................        6,158      $     50,000
                                                  ==========      ============
Small Cap Portfolio
 Class I
  Shares sold .................................      978,718      $ 10,780,963
  Shares redeemed .............................     (764,075)       (8,374,430)
                                                  ----------      ------------
  Net increase ................................      214,643      $  2,406,533
                                                  ==========      ============
 Class R*
  Shares sold .................................        4,664      $     50,000
                                                  ==========      ============
MidCap Growth Portfolio
 Class I
  Shares sold .................................    8,499,422      $ 91,551,216
  Shares redeemed .............................   (4,211,772)      (45,173,912)
                                                  ----------      ------------
  Net increase ................................    4,287,650      $ 46,377,304
                                                  ==========      ============
 Class R*
  Shares sold .................................        4,878      $     50,000
                                                  ==========      ============

THE ALGER INSTITUTIONAL FUND                                                -37-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                    SHARES           AMOUNT
                                                    -------         --------
Capital Appreciation Portfolio
 Class I
  Shares sold .................................    2,274,676      $ 19,895,017
  Shares redeemed .............................   (2,790,743)      (24,650,325)
                                                  ----------      ------------
  Net decrease ................................     (516,067)     $ (4,755,308)
                                                  ==========      ============
 Class R*
  Shares sold .................................        5,981      $     50,000
                                                  ==========      ============
Balanced Portfolio
 Class I
  Shares sold .................................      159,522      $  1,070,894
  Shares redeemed .............................       (9,051)          (58,496)
                                                  ----------      ------------
  Net increase ................................      150,471      $  1,012,398
                                                  ==========      ============
 Class R*
  Shares sold .................................        7,776      $     50,000
                                                  ==========      ============
Socially Responsible Growth Portfolio
 Class I
  Shares sold .................................      222,752      $  1,000,153
  Shares redeemed .............................      (12,482)          (51,609)
                                                  ----------      ------------
  Net increase ................................      210,270      $    948,544
                                                  ==========      ============
 Class R*
  Shares sold .................................       12,107      $     50,000
                                                  ==========      ============

-----------
* Initially offered January 27, 2003.


      During the year ended October 31, 2002, transactions of shares of beneficial interest were as follows:

                                                    SHARES           AMOUNT
                                                    -------         --------
LargeCap Growth Portfolio
  Shares sold .................................    6,419,729      $ 62,640,855
  Shares redeemed .............................   (2,299,828)      (24,538,449)
                                                  ----------      ------------
  Net increase ................................    4,119,901      $ 38,102,406
                                                  ==========      ============
Small Cap Portfolio
  Shares sold .................................    2,520,386      $ 32,558,156
  Shares redeemed .............................   (3,294,748)      (43,951,352)
                                                  ----------      ------------
  Net decrease ................................     (774,362)     $(11,393,196)
                                                  ==========      ============
MidCap Growth Portfolio
  Shares sold .................................   10,842,827      $140,338,726
  Shares redeemed .............................   (7,075,491)      (89,325,469)
                                                  ----------      ------------
  Net increase ................................    3,767,336      $ 51,013,257
                                                  ==========      ============

THE ALGER INSTITUTIONAL FUND                                                -38-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                    SHARES           AMOUNT
                                                    -------         --------
Capital Appreciation Portfolio
  Shares sold .................................    3,932,670      $ 43,390,389
  Shares redeemed .............................   (5,268,245)      (57,276,462)
                                                  ----------      ------------
  Net decrease ................................   (1,335,575)     $(13,886,073)
                                                  ==========      ============
Balanced Portfolio
  Shares sold .................................       40,497      $    305,334
  Shares redeemed .............................      (19,972)         (147,428)
                                                  ----------      ------------
  Net increase ................................       20,525      $    157,906
                                                  ==========      ============
Socially Responsible Growth Portfolio
  Shares sold .................................           55      $        352
  Shares redeemed .............................       (1,761)          (11,640)
                                                  ----------      ------------
  Net decrease ................................       (1,706)     $    (11,288)
                                                  ==========      ============


NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS:

      During the six months ended April 30, 2003 and the year ended October 31, 2002, there were no distributions paid.

      As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

LargeCap Growth Portfolio
  Undistributed ordinary income ...............................            --
  Undistributed long-term gain ................................            --
  Capital loss carryforward ...................................  $ 41,746,316
  Unrealized appreciation (depreciation) ......................    (9,729,076)

Small Cap Portfolio
  Undistributed ordinary income ...............................            --
  Undistributed long-term gain ................................            --
  Capital loss carryforward ...................................  $100,928,226
  Unrealized appreciation (depreciation) ......................    (1,120,044)

MidCap Growth Portfolio
  Undistributed ordinary income ...............................            --
  Undistributed long-term gain ................................            --
  Capital loss carryforward ...................................  $ 71,200,401
  Unrealized appreciation (depreciation) ......................   (13,548,046)

THE ALGER INSTITUTIONAL FUND                                                -39-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


Capital Appreciation Portfolio
  Undistributed ordinary income ...............................            --
  Undistributed long-term gain ................................            --
  Capital loss carryforward ...................................  $139,093,169
  Unrealized appreciation (depreciation) ......................    (5,376,172)

Balanced Portfolio
  Undistributed ordinary income ...............................            --
  Undistributed long-term gain ................................            --
  Capital loss carryforward ...................................  $     42,439
  Unrealized appreciation (depreciation) ......................        (8,741)

Socially Responsible Growth Portfolio
  Undistributed ordinary income ...............................            --
  Undistributed long-term gain ................................            --
  Capital loss carryforward ...................................  $     44,393
  Unrealized appreciation (depreciation) ......................        (2,518)

      The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                      [This Page Intentionally Left Blank]

THE ALGER INSTITUTIONAL FUND


111 Fifth Avenue
New York, NY 10003
(800) 992-3362
www.alger.com


INVESTMENT MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


This report is submitted for the general information of the shareholders of The Alger Institutional Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

                                                            -------------------
                                                                 PRESORTED
                                                                 STANDARD
                                                                US POSTAGE
                                                                   PAID
                                                              FARMINGDALE, NY
                                                              PERMIT NO. 225
                                                            -------------------









SAIFI L1

Item 2. CODE OF ETHICS

Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. Reserved

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. Reserved

Item 9. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) In the last 90 days, there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

Item 10. EXHIBITS

(a) Not applicable.

(b) Attached hereto

      Exhibit 99.CERT Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

      Exhibit 99.906CERT Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Fund

By:      /s/Fred M. Alger
         Fred M. Alger
         Chairman and President
Date:    July 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Fred M. Alger
         Fred M. Alger
         Chairman and President
Date:    July 8, 2003

By:      /s/Gregory S. Duch
         Gregory S. Duch
         Treasurer
Date:    July 8, 2003